Credit related Commitments and Contingent Liabilities - Credit Related Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 166,934	€ 158,253
Revocable lending commitments	44,459	45,867
Contingent liabilities	47,762	48,212
Total	€ 259,155	€ 252,331